COMPANY'S OPERATIONS - Summary (Details)	12 Months Ended
Dec. 31, 2022 item
COMPANY'S OPERATIONS
Number of industrial units	13
Number of technology centers	5
Number of distribution centers	23
Number of ports	3
Suzano Industrial | State of Para
COMPANY'S OPERATIONS
Number of industrial units	2
Suzano Industrial | State of Sao Paulo
COMPANY'S OPERATIONS
Number of industrial units	2
Suzano Holding S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	45.76%